JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 115 (Amendment No. 116 under the Investment Company Act of 1940, as amended) filed electronically on October 23, 2020.
Please contact Keri E. Riemer at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan U.S. Equity Funds
JPMorgan Equity Premium Income Fund
J.P. Morgan Funds
JPMorgan SmartSpendingSM 2015 Fund (formerly, JPMorgan SmartSpending SM 2050 Fund)
JPMorgan SmartSpendingSM 2020 Fund